Income Taxes (Summary of Provision for Income Taxes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 4,168	$ 382
Canadian federal and provincial statutory income tax rate	270.00%	270.00%
Income tax at statutory rates	$ 1,125	$ 103
Income tax (recovery) expense included in net earnings	989	(77)
Adjusted for the effect of:
Impact of foreign tax rates	(98)	(18)
Recovery of prior year taxes due to US legislative changes	(4)	(94)
Production-related deductions	(24)	(12)
Non-taxable income	(18)	(59)
Change in recognition of tax losses and deductible temporary differences	(6)	(20)
Impact of tax rate changes	(1)	(3)
Non-deductible expenses	12	13
Foreign accrual property income	2	7
Other	0	3
Trinidad [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	256	(44)
Australia [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	204	83
Other Countries [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	505	324
Country of domicile [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	1,884	525
UNITED STATES [Member]
Disclosure of income tax expense benefits [Line Items]
Earnings (loss) before income taxes	$ 1,319	$ (506)